Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Significant Accounting Policies
Note 3. Significant Accounting Policies
The accounting policies that were applied to these consolidated condensed interim financial statements as of and for the six-month
period June 30, 2020, except for those newly issued financial reporting standards effective January 1, 2020, are the same as those applied by Coca-Cola FEMSA in its audited annual consolidated financial statements as at and for the year ended December 31, 2019.
The translation of assets and liabilities denominated in foreign currencies into Mexican pesos is for consolidation purposes and does not indicate that the Company could realize or settle the reported value of those assets and liabilities in Mexican pesos. Additionally, this does not indicate that the Company could return or distribute the reported Mexican peso value in equity to its shareholders.

	Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
	Functional / Recording Currency	Average Exchange Rate as of		Exchange Rate as of
Country or Zone	Currency	June 30, 2020	June 30, 2019	June 30, 2020	December 31, 2019
Mexico	Mexican peso	1.00	1.00	1.00	1.00
Guatemala	Quetzal	2.89	2.50	2.98	2.45
Costa Rica	Colon	0.04	0.03	0.04	0.03
Panama	U.S. dollar	22.27	19.27	22.97	18.85
Colombia	Colombian peso	0.01	0.01	0.01	0.01
Nicaragua	Cordoba	0.65	0.58	0.67	0.56
Argentina	Argentine peso	0.32	0.44	0.33	0.31
Brazil	Reais	4.29	4.99	4.19	4.68
Uruguay	Uruguayan peso	0.52	0.55	0.54	0.51

(1)	Exchange rates published by the Central Bank of each country where the Company operates.
3.1 Recognition of the effects of inflation in countries with hyperinflationary economic environments
The Company recognizes the effects of inflation on the financial information of its subsidiaries that operates in hyperinflationary economic environments (when cumulative inflation of the three preceding years is approaching, or exceeds, 100% or more in addition to other qualitative factors).

As of June 30, 2020 and December 31, 2019, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2017-2020	Type of Economy	Cumulative Inflation 2016-2019	Type of Economy
Mexico	12.8%	Non-hyperinflationary	13.2%	Non-hyperinflationary
Guatemala	11.4%	Non-hyperinflationary	11.8%	Non-hyperinflationary
Costa Rica	4.7%	Non-hyperinflationary	5.8%	Non-hyperinflationary
Panama	0.1%	Non-hyperinflationary	0.5%	Non-hyperinflationary
Colombia	9.7%	Non-hyperinflationary	11.0%	Non-hyperinflationary
Nicaragua	16.1%	Non-hyperinflationary	15.6%	Non-hyperinflationary
Argentina	192.5%	Hyperinflationary	179.4%	Hyperinflationary
Brazil	9.6%	Non-hyperinflationary	11.1%	Non-hyperinflationary
Uruguay	28.6%	Non-hyperinflationary	22.0%	Non-hyperinflationary
3.2 Leases
In accordance with IFRS 16, the Company evaluates whether a contract is, or contains a lease when the contract transfers the right to control the control of an identified asset during a period of time in exchange for a consideration.
The Company evaluates whether a contract is a lease agreement when:

•
The contract involves the use of an identified asset—this can be specified explicitly or implicitly, and must be physically distinct or represent substantially the entire capacity of a physically distinct asset. If the lessor has substantive substitution rights, the asset is not identified;

•	The Company has the right to receive substantially all the economic benefits of the use of the asset throughout the period of use;

•
The Company has the right to direct the use of the asset when it has the right to make the most relevant decisions about how, and for what purpose the asset is used. When the use of the asset is predetermined, the Company has the right to direct the use of the asset if: i) has the right to operate the asset; or ii) designed the asset to pre-
determine for what purpose it will be used.

Initial measurement
On the start date of the lease, the Company recognizes a
right-of-use-asset
and a leasing liability. The
right-of-use
asset is initially measure at cost, which includes the initial amount of the lease liability adjusted for any lease payment made during or before the initial application date. The right-of-use
asset considers the incurred initial direct costs and an estimate of the costs to dismantle and eliminate the underlying asset, or to restore the underlying asset or the place where it is located, less any lease incentive received.
The lease liability is initially measured at the present value of future lease payments for the period remaining at the date of initial application. Such payments are discounted using the incremental rate of the Company, which is considered as the rate that the Company would have to pay for a similar period financing, and with a similar guarantee, to obtain an asset of similar value to the leased asset. For the Company, the discount rate used to measure the right-of-use
asset and the lease liability is the rate related to the Company’s financing cost.
Lease payments included in the measurement of the lease liability include the following:

•	Fixed payments, including payments that are substantially fixed;

•	Variable lease payments that depends of an index or a rate, initially measured using the index or the rate as of the lease beginning date;

•
The price related to a purchase option that the Company has reasonable exercising certainty, an option to extend the contractual agreement and penalties for early termination of the lease agreement, unless the Company has reasonable certainty of not exercising those options.

•	Amounts payable for residual value guarantees;

•	Payments for early cancellation, if this option is contemplated on the lease conditions.
The Company does not recognize a
right-of-use
asset and lease liability for those short-term agreements with a contractual period of 12 months or less and leases of low-value
assets, mainly information technology equipment used by employees, such as laptops and desktops, handheld devices and printers. The Company recognizes the lease payments associated with these agreements as an expense in the consolidated statement of income as they are incurred.
Subsequent Measurement
The
right-of-use
asset is subsequently depreciated using the straight-line method from the start date over to the shortest period between the useful life of the right-of-use
asset (term of the lease agreement) and the useful life of the related leased asset. In addition, the right-of-use
asset is periodically evaluated for impairment and adjusted for some lease liability remedies.

Lease liabilities are subsequently measured at amortized cost using the effective interest rate method. The Company re-measures
the lease liability without modifying the incremental discount rate when there is a modification in future lease payments under a residual value guarantee or if the modification arises from a change in the index or rate when they are variable payments. The lease liability is measured again using a new incremental discount rate at the date of modification when:

•	An option to extend or terminate the agreement is exercised by modifying the non-cancelable period of the contract;

•	The Company changes its assessment of whether it will exercise a purchase option.
When the lease liability is measured again, an adjustment is made to the corresponding carrying amount of the right of use asset, or is recorded in profit or loss if the carrying amount of the asset by right of use has been reduced to zero.
A modification to the lease agreement is accounted for as a separate agreement if the following two conditions are met:

i)	The modification increases the scope of the lease by adding the right to use one or more underlying assets; and

ii)
The consideration of the lease is increased by an amount proportional to the independent price of the increase in scope and by any adjustment to that independent price to reflect the contract circumstances.

In the consolidated statements of income, the interest expense of the lease liability is presented as a component of the financial expense, unless they are directly attributable to qualified assets, in which case they are capitalized according to the Company financing cost accounting policy. The right-of-use
assets are measured according to the cost model, depreciated during the lease term using the straight line and recognized in the consolidated statement of income.
Improvements in leased properties are recognized as part of property, plant and equipment in the consolidated statement of financial position and amortized using the straight-line method, for the shortest period between the useful life of the asset and the term of the related lease.